Debt - Schedule of Outstanding Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Notes Principal Outstanding	$ 401
Net carrying amount	401
Less: current portion	99	$ 7,791
Non-current portion	302	1,555
Senior Notes
Debt Instrument [Line Items]
Net carrying amount	0	7,874
Less: current portion	0	6,459
Non-current portion	0	1,415
2017 Notes | Senior Notes
Debt Instrument [Line Items]
Notes Principal Outstanding	0	5,304
Unamortized discount	0	(56)
2018 Notes | Senior Notes
Debt Instrument [Line Items]
Notes Principal Outstanding	0	2,707
Unamortized discount	$ 0	$ (81)